CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,902)	$ (9,883)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debt expense	19	63
Depreciation and Amortization	1,054	1,240
Stock based compensation	1,008	886
Non-employee stock based compensation	400	0
Change in fair value of warrants	(568)	(65)
Changes in operating assets and liabilities:
Accounts receivable	129	(267)
Inventory	61	14
Other current assets	(681)	2
Other assets	28	254
Accounts payable	91	842
Deferred revenue	193	10
Accrued liabilities	1,125	296
Total adjustments	2,859	3,600
Net cash used in operating activities	(4,043)	(6,283)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to fixed assets	(8)	(150)
Net cash used in investing activities	(8)	(150)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of preferred stock and warrants, net	3,698	0
Net proceeds from issuance of common stock and warrants, net	720	1,730
Proceeds from debt financing, net of discount	425	5,263
Payment for debt issuance costs	(48)	(452)
Payments on notes	(1,014)	(656)
Proceeds from options and warrants exercised	143	97
Net cash provided by financing activities	3,924	5,982
NET CHANGE IN CASH AND CASH EQUIVALENTS	(127)	(451)
CASH AND CASH EQUIVALENTS, beginning of year	162	613
CASH AND CASH EQUIVALENTS, end of year	35	162
SUPPLEMENTAL SCHEDULE OF:
Cash paid for Interest	76	33
NONCASH INVESTING AND FINANCING ACTIVITIES:
Deemed dividend on beneficial conversion features of Series C Preferred stock	150	0
Deemed dividend on price changes for Series B preferred stock warrants	64	0
Deemed dividend on December 2014 public offering warrants	1,049	0
Term changes on Series B preferred stock and December 2014 public offering warrant resulting in transfer to equity	324	0
Issuance of common stock as debt repayment	1,014	0
Repayment of deferred compensation via issuance of preferred stock	100	0
Dividends on preferred stock	1,338	152
Conversion of accrued expenses into common stock	0	207
Payment of debt issuance costs via warrants and common stock	0	522
Conversion of convertible debt into common stock	0	893
Repayment of debt via issuance of common stock and warrants	0	1,697
Issuance of common stock as board compensation	$ 0	$ 355